Summary of Significant Accounting Policies - Schedule of Fair Value of Derivative Liability Related to Warrants (Details)	12 Months Ended
Dec. 31, 2017 $ / shares
Series A Warrants [Member] | Annual Volatility [Member]
Fair value assumptions, measurement input, percentages	56.13
Series A Warrants [Member] | Risk Free Rate [Member]
Fair value assumptions, measurement input, percentages	1.46
Series A Warrants [Member] | Dividend Rate [Member]
Fair value assumptions, measurement input, percentages	0.00
Series A Warrants [Member] | Contractual Term [Member]
Fair value assumptions, measurement input, term	4 months 24 days
Series A Warrants [Member] | Closing Price of Ordinary Shares [Member]
Fair value assumptions, measurement input, per share	$ 1.48
Series A Warrants [Member] | Conversion/Exercise Price [Member]
Fair value assumptions, measurement input, per share	$ 7.73
Series B Warrants [Member] | Annual Volatility [Member]
Fair value assumptions, measurement input, percentages	0.00
Series B Warrants [Member] | Risk Free Rate [Member]
Fair value assumptions, measurement input, percentages	0.00
Series B Warrants [Member] | Dividend Rate [Member]
Fair value assumptions, measurement input, percentages	0.00
Series B Warrants [Member] | Contractual Term [Member]
Fair value assumptions, measurement input, term	0 years
Series B Warrants [Member] | Closing Price of Ordinary Shares [Member]
Fair value assumptions, measurement input, per share
Series B Warrants [Member] | Conversion/Exercise Price [Member]
Fair value assumptions, measurement input, per share